Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Premises and equipment
Premises and equipment, gross	$ 18,016	$ 18,042
Less: Accumulated depreciation	(8,441)	(8,202)
Premises and equipment, net	9,575	9,840
Land [Member]
Premises and equipment
Premises and equipment, gross	2,772	2,772
Building [Member]
Premises and equipment
Premises and equipment, gross	9,929	9,902
Furniture, fixtures and equipment [Member]
Premises and equipment
Premises and equipment, gross	5,249	5,365
Construction in progress [Member]
Premises and equipment
Premises and equipment, gross	$ 66	$ 3